Variable Interest Entities (Details) (Variable Interest Entity, Primary Beneficiary [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
New Ocean Capital Management Ltd [Member]
Variable Interest Entity [Line Items]
Non-controlling interest in consolidated subsidiaries	$ 0.3
New Ocean Focus Cat Fund [Member]
Variable Interest Entity [Line Items]
Non-controlling interest in consolidated subsidiaries	6.9
Total assets of consolidated entity	$ 23.5